Borrowings - Brazilian Subsidiaries (Details) $ in Thousands, R$ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Total debt | $	$ 817,651		$ 971,090	$ 968,280
Brazilian Subsidiaries | Banco Do Brasil
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 130.0
Total debt	$ 3,170	R$ 17.7	7,080
Interest rate on borrowings (as a percent)	2.94%	2.94%
Performance bonus (as a percent)	15.00%	15.00%
Interest rate on borrowings (as a percent)	2.94%	2.94%
Brazilian Subsidiaries | Itau BBA FINAME Loan
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 45.9
Total debt	$ 370	R$ 2.1	1,400
Interest rate on borrowings (as a percent)	2.50%	2.50%
Interest rate on borrowings (as a percent)	2.50%	2.50%
Brazilian Subsidiaries | Banco do Brasil / Itau BBA Finem Loan
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 273.0
Total debt	$ 4,750	R$ 26.5	9,510
Brazilian Subsidiaries | Banco do Brasil / Itau BBA Finem Loan | CDI Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	7.29%	7.29%
Brazilian Subsidiaries | BNDES Finem Loan
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 215.0
Total debt	$ 5,280	R$ 29.5	10,660
Interest rate on borrowings (as a percent)	4.63%	4.63%
Interest rate on borrowings (as a percent)	4.63%	4.63%
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA)
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 400.0
Total debt	$ 83,680	467.0	$ 77,920
Notional Amount, Adjusted For Brazilian Inflation Rate		R$ 467.0
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA) | IPCA
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)			3.80%
Adjustment to interest rate basis (as a percent)	3.80%	3.80%
Interest rate on borrowings (as a percent)			3.80%
Brazilian Subsidiaries | Debenture
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 447.0
Total debt	$ 80,100	R$ 447.0	$ 14,430
Brazilian Subsidiaries | Debenture | IPCA
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	4.24%	4.24%
Interest rate on borrowings (as a percent)	4.24%	4.24%
Brazilian Subsidiaries | ING Bank N.V
Disclosure of detailed information about borrowings [line items]
Nominal amount | $	$ 75,000
Total debt	$ 0	R$ 0.0	$ 75,000
Interest rate on borrowings (as a percent)	6.33%	6.33%
Interest rate on borrowings (as a percent)	6.33%	6.33%